Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of convertible debentures
Convertible Debentures $
Balance, January 31, 2018	–
Proceeds from issuances of convertible debentures	5,000,000
Transfer of conversion component to equity	(212,209)
Debt discounts	(596,900)
Conversion to common shares	(1,500,000)
Accretion	1,078,141
Interest payments	(292,342)
Balance, January 31, 2019	3,476,690
Repayments	(3,500,000)
Debt modification	(250,000)
Accretion	331,803
Interest payments	(58,493)
Balance, January 31, 2020	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000